Exhibit 99.16

Schedule 13 - Data Integrity - Current Life Expectancy Set-Aside (LESA)

AMC Loan ID	Servicer Loan ID	Current Life Expectancy Set-Aside (Tape)	Current Life Expectancy Set-Aside (Audit)	Variance	Comment
219882040	xxxxxxxxx	xx,xxx.xx	xx,xxx.xx	xxxxxx	Data Discrepancy
219882125	xxxxxxxxx	xx,xxx.xx	xx,xxx.xx	xxxxxx	Data Discrepancy
219882069	xxxxxxxxx	xx,xxx.xx	xx,xxx.xx	xxxxxx	Data Discrepancy
219882240	xxxxxxxxx	xx,xxx.xx	xx,xxx.xx	xxxxxx	Data Discrepancy
219882116	xxxxxxxxx	xx,xxx.xx	xx,xxx.xx	xxxxxx	Data Discrepancy
219882096	xxxxxxxxx	xx,xxx.xx	xx,xxx.xx	xxxxxx	Data Discrepancy
219882359	xxxxxxxxx	xx,xxx.xx	xx,xxx.xx	xxxxxx	Data Discrepancy
219882131	xxxxxxxxx	xx,xxx.xx	xx,xxx.xx	xxxxxx	Data Discrepancy